Form N-1A Cover	Mar. 10, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MUTUAL FUND SERIES TRUST
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Creation Date	Mar. 10, 2026
Document Effective Date	Mar. 10, 2026
Document Period End Date	Sep. 30, 2025
Prospectus Date	Mar. 10, 2026